Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation
S-K,
we are providing the following information about the relationship between the compensation “actually paid” (“CAP”) to the Company’s principal executive officer (the “PEO”) and non-PEO
NEOs (the
“Non-PEO
NEOs”) and certain aspects of the financial performance of the Company. The CAP to our NEOs as reported in this section does not reflect the actual amount of compensation earned, realized
or
received by our NEOs, but is a calculation derived from the total compensation reported for each NEO in the 2023 Summary Compensation Table (the “SCT”), as adjusted pursuant to the requirements of Item 402(v) of SEC Regulation
S-K.
While the Compensation and Human Capital Committee did not utilize CAP as defined by the SEC in making compensation decisions in 2023, see
“Compensation Discussion and Analysis—A Philosophy of
Pay-For-Performance”
for further information concerning the Company’s philosophy of pay-for-performance.
P
AY
VERSUS
P
ERFORMANCE
T
ABLE

Y EAR	S UMMARY C OMPENSATION T ABLE T O TAL FOR PEO 1	C OMPENSATION A CTUALLY P AID TO PEO 2	A VERAGE S UMMARY C OMPENSATION T ABLE T OTAL FOR N ON -PEO NEO S 3	A VERAGE C OMPENSATION A CTUALLY P AID TO N ON -PEO NEO S 4	V ALUE OF I NITIAL F IXED $100 I NVESTMENT B ASED O N :		N ET I NCOME ( IN MILLIONS ) 7	A DJUSTED EBITDA ( IN MILLIONS ) 8
					T OTAL S HAREHOLDER R ETURN 5	P EER G ROUP T OTAL S HAREHOLDER R ETURN 6
(a)	($) (b)	($) (c)	($) (d)	($) (e)	($) (f)	($) (g)	($) (h)	($) (i)
2023	8,596,408	1,412,451	2,746,501	686,555	97.84	163.00	204.4	535.9
2022	8,005,313	6,651,234	2,864,852	2,482,526	108.29	134.77	177.4	497.8
2021	9,669,733	11,210,465	3,463,434	3,974,600	111.37	147.99	200.4	467.0
2020	7,213,774	7,455,639	3,061,513	3,110,864	100.34	120.08	117.8	420.1

(1)
The dollar amounts shown in column (b) reflect the amounts reported in the “Total” column of the SCT for our PEO, Mr. Penegor (our former President and Chief Executive Officer) for each applicable year.

(2)
The dollar amounts shown in column (c) reflect the amount of CAP to Mr. Penegor, as calculated in accordance with Item 402(v) of SEC Regulation
S-K
for each applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation
S-K,
the following adjustments were made to the amounts reported in the “Total” column of the SCT for Mr. Penegor for each year to determine the CAP:

	PEO (T ODD P ENEGOR )
	2023 ($)	2022 ($)	2021 ($)	2020 ($)

SCT Total for PEO	8,596,408	8,005,313	9,669,733	7,213,774
Deduct: Reported Value of Equity Awards Granted during Fiscal Year	(5,749,960)	(5,249,966)	(5,249,974)	(4,599,975)
Add : Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	4,579,532	5,413,992	6,822,175	3,821,709
Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(3,216,785)	(929,034)	(134,543)	343,964
Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(3,121,640)	(803,357)	(49,181)	576,656
Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	—
Add : Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	324,895	214,286	152,255	99,511

CAP to PEO (a)	1,412,451	6,651,234	11,210,465	7,455,639

(a)
The fair value or change in fair value, as applicable, of the equity awards described in the line items above was determined by reference to: (i) with respect to RSU awards, the closing price of our Common Stock on applicable
year-end
dates or, in the case of vesting dates, the actual vesting price; (ii) with respect to cumulative free cash flow-based performance unit awards, the same valuation methodology as RSU awards above except year-end
and vesting date values were multiplied by the probability of achievement as of each such date; (iii) with respect to relative total shareholder return-based performance unit awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end
date(s) or, in the case of a vesting date, the actual vesting price and probability of achievement as of each such date; and (iv) with respect to stock options, the fair value calculated by a Black-Scholes-Merton option pricing model as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing price of our Common Stock, risk-free interest rate, expected life in years, expected volatility and expected dividend yield as of the revaluation date.

(3)
The dollar amounts shown in column (d) reflect the average of the amounts reported in the “Total” column of the SCT for the
Non-PEO
NEOs as a group for each applicable year. For 2023, the
Non-PEO
NEOs consisted of Mr. Plosch, Ms. Pringle, Mr. Vasconi, Mr. Wunsch and Mr. Kane. For each of 2022, 2021 and 2020, the
Non-PEO
NEOs consisted of Mr. Plosch, Mr. Kane, Ms. Pringle and Mr. Vasconi.

(4)
The dollar amounts shown in column (e) reflect the average amount of CAP to the
Non-PEO
NEOs as a group, as calculated in accordance with Item 402(v) of SEC Regulation
S-K
for each applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation
S-K,
the following adjustments were made to the average of the amounts reported in the “Total” column of the SCT for the
Non-PEO
NEOs as a group for each year to determine the CAP:

	N ON -PEO NEO S
	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Average SCT Total for Non-PEO NEOs	2,746,501	2,864,852	3,463,434	3,061,513
Deduct: Average Reported Value of Equity Awards Granted during Fiscal Year	(1,089,970)	(1,512,478)	(1,437,476)	(2,006,198)
Add : Average Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	868,100	1,559,732	1,867,954	1,727,753
Add or Deduct : Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(744,500)	(302,803)	22,280	148,100
Add or Deduct : Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(751,182)	(208,462)	638	149,668
Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(426,831)	—	—	—
Add : Average Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	84,436	81,685	57,770	30,028

Average CAP to Non-PEO NEOs (a)	686,555	2,482,526	3,974,600	3,110,864

(a)	See footnote (2.a) above for a discussion of the determination of the fair value or change in fair value, as applicable, of the equity awards described in the line items above.

(5)	Assumes an initial investment of $100 on December 27, 2019, the last trading day of fiscal 2019 and a reinvestment of all dividends when received.

(6)
The peer group reflected is the same market capitalization weighted peer group used by the Company for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
In addition, peer group total shareholder return is calculated using the same method the Company uses for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
Assumes an initial investment of $100 on December 27, 2019, the last trading day of fiscal 2019 and a reinvestment of all dividends when received. The companies that comprise this peer group are: Brinker International, Inc.; Chipotle Mexican Grill, Inc.; Darden Restaurants, Inc.; Dine Brands Global, Inc.; Domino’s Pizza, Inc.; Jack in the Box Inc.; McDonald’s Corporation; Papa John’s International, Inc.; Red Robin Gourmet Burgers, Inc.; Restaurant Brands International Inc.; Starbucks Corporation; The Wendy’s Company; and Yum! Brands, Inc.

(7)
The dollar amounts reported represent
the
amount of the Company’s net income for the applicable year, each as calculated in accordance with accounting principles generally accepted in the United States of America (GAAP).

(8)
Adjusted EBITDA is defined as earnings before interest, taxes, depreciation and amortization, as adjusted (i) within the “Reconciliation of Net Income to Adjusted EBITDA” (or similarly titled non-GAAP
reconciliation table) as presented in the Company’s earnings release for the applicable year and (ii) to exclude the impact of any other specific non-recurring
and unusual items. The Company has determined that adjusted EBITDA is the most important financial performance measure used by the Company to link CAP to our NEOs for the 2023 fiscal year to the Company’s performance. See
Annex A
for additional details regarding adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2023, the
Non-PEO
NEOs consisted of Mr. Plosch, Ms. Pringle, Mr. Vasconi, Mr. Wunsch and Mr. Kane. For each of 2022, 2021 and 2020, the
Non-PEO
	NEOs consisted of Mr. Plosch, Mr. Kane, Ms. Pringle and Mr. Vasconi.
Peer Group Issuers, Footnote	The peer group reflected is the same market capitalization weighted peer group used by the Company for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
In addition, peer group total shareholder return is calculated using the same method the Company uses for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
	Assumes an initial investment of $100 on December 27, 2019, the last trading day of fiscal 2019 and a reinvestment of all dividends when received. The companies that comprise this peer group are: Brinker International, Inc.; Chipotle Mexican Grill, Inc.; Darden Restaurants, Inc.; Dine Brands Global, Inc.; Domino’s Pizza, Inc.; Jack in the Box Inc.; McDonald’s Corporation; Papa John’s International, Inc.; Red Robin Gourmet Burgers, Inc.; Restaurant Brands International Inc.; Starbucks Corporation; The Wendy’s Company; and Yum! Brands, Inc.
PEO Total Compensation Amount	$ 8,596,408	$ 8,005,313	$ 9,669,733	$ 7,213,774
PEO Actually Paid Compensation Amount	$ 1,412,451	6,651,234	11,210,465	7,455,639
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts shown in column (c) reflect the amount of CAP to Mr. Penegor, as calculated in accordance with Item 402(v) of SEC Regulation
S-K
for each applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation
S-K,
the following adjustments were made to the amounts reported in the “Total” column of the SCT for Mr. Penegor for each year to determine the CAP:

	PEO (T ODD P ENEGOR )
	2023 ($)	2022 ($)	2021 ($)	2020 ($)

SCT Total for PEO	8,596,408	8,005,313	9,669,733	7,213,774
Deduct: Reported Value of Equity Awards Granted during Fiscal Year	(5,749,960)	(5,249,966)	(5,249,974)	(4,599,975)
Add : Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	4,579,532	5,413,992	6,822,175	3,821,709
Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(3,216,785)	(929,034)	(134,543)	343,964
Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(3,121,640)	(803,357)	(49,181)	576,656
Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	—
Add : Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	324,895	214,286	152,255	99,511

CAP to PEO (a)	1,412,451	6,651,234	11,210,465	7,455,639

(a)
The fair value or change in fair value, as applicable, of the equity awards described in the line items above was determined by reference to: (i) with respect to RSU awards, the closing price of our Common Stock on applicable
year-end
dates or, in the case of vesting dates, the actual vesting price; (ii) with respect to cumulative free cash flow-based performance unit awards, the same valuation methodology as RSU awards above except year-end
and vesting date values were multiplied by the probability of achievement as of each such date; (iii) with respect to relative total shareholder return-based performance unit awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end
date(s) or, in the case of a vesting date, the actual vesting price and probability of achievement as of each such date; and (iv) with respect to stock options, the fair value calculated by a Black-Scholes-Merton option pricing model as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing price of our Common Stock, risk-free interest rate, expected life in years, expected volatility and expected dividend yield as of the revaluation date.

Non-PEO NEO Average Total Compensation Amount	$ 2,746,501	2,864,852	3,463,434	3,061,513
Non-PEO NEO Average Compensation Actually Paid Amount	$ 686,555	2,482,526	3,974,600	3,110,864
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts shown in column (e) reflect the average amount of CAP to the
Non-PEO
NEOs as a group, as calculated in accordance with Item 402(v) of SEC Regulation
S-K
for each applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation
S-K,
the following adjustments were made to the average of the amounts reported in the “Total” column of the SCT for the
Non-PEO
NEOs as a group for each year to determine the CAP:

	N ON -PEO NEO S
	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Average SCT Total for Non-PEO NEOs	2,746,501	2,864,852	3,463,434	3,061,513
Deduct: Average Reported Value of Equity Awards Granted during Fiscal Year	(1,089,970)	(1,512,478)	(1,437,476)	(2,006,198)
Add : Average Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	868,100	1,559,732	1,867,954	1,727,753
Add or Deduct : Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(744,500)	(302,803)	22,280	148,100
Add or Deduct : Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(751,182)	(208,462)	638	149,668
Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(426,831)	—	—	—
Add : Average Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	84,436	81,685	57,770	30,028

Average CAP to Non-PEO NEOs (a)	686,555	2,482,526	3,974,600	3,110,864

(a)	See footnote (2.a) above for a discussion of the determination of the fair value or change in fair value, as applicable, of the equity awards described in the line items above.

Compensation Actually Paid vs. Total Shareholder Return
CAP and the Company’s TSR, Net Income and Adjusted EBITDA
The tables below demonstrate the relationship between (i) CAP to our PEO (Mr. Penegor) and the average amount of CAP to our
Non-PEO
NEOs and (ii) the Company’s TSR, net income and adjusted EBITDA for each of 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Company TSR and Peer Group TSR
The table below demonstrates the relationship between (i) the Company’s TSR and (ii) the weighted TSR of the Company’s peer group disclosed in footnote (6) to the Pay Versus Performance Table above, beginning on December 27, 2019 (the last trading day of fiscal 2019) and ending on December 29, 2023 (the last trading day of fiscal 2023).

Tabular List, Table
F
INANCIAL
P
ERFORMANCE
M
EA
SU
RES
As described in greater detail under the caption “Compensation Discussion and Analysis,” performance-based pay constitutes the most significant portion of target total direct compensation for the Company’s senior executives, consistent with the Company’s pay-for-performance
philosophy. In our assessment, the financial performance measures selected for use in the 2023 annual cash incentive plan and long-term equity incentive awards represent the most important financial performance measures used by the Company to link CAP to the Company’s NEOs during 2023 to the Company’s performance. These measures include:

•	Adjusted EBITDA;

•	Free Cash Flow;

•	Global Systemwide Sales Growth; and

•	Relative Total Stockholder Return (“TSR”) (the Company’s TSR as compared to the S&P MidCap 400 index)

Total Shareholder Return Amount	$ 97.84	108.29	111.37	100.34
Peer Group Total Shareholder Return Amount	163	134.77	147.99	120.08
Net Income (Loss)	$ 204,400,000	$ 177,400,000	$ 200,400,000	$ 117,800,000
Company Selected Measure Amount	535,900,000	497,800,000	467,000,000	420,100,000
PEO Name	Mr. Penegor
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is defined as earnings before interest, taxes, depreciation and amortization, as adjusted (i) within the “Reconciliation of Net Income to Adjusted EBITDA” (or similarly titled non-GAAP
reconciliation table) as presented in the Company’s earnings release for the applicable year and (ii) to exclude the impact of any other specific non-recurring
and unusual items. The Company has determined that adjusted EBITDA is the most important financial performance measure used by the Company to link CAP to our NEOs for the 2023 fiscal year to the Company’s performance. See
Annex A
	for additional details regarding adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Global Systemwide Sales Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return (“TSR”) (the Company’s TSR as compared to the S&P MidCap 400 index)
PEO | Reported Value Of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,749,960)	$ (5,249,966)	$ (5,249,974)	$ (4,599,975)
PEO | Year End Fair Value Of Equity Awards Granted In The Year That Are Outstanding And Unvested At Yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,579,532	5,413,992	6,822,175	3,821,709
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested At Yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,216,785)	(929,034)	(134,543)	343,964
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,121,640)	(803,357)	(49,181)	576,656
PEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	324,895	214,286	152,255	99,511
Non-PEO NEO | Reported Value Of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,089,970)	(1,512,478)	(1,437,476)	(2,006,198)
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In The Year That Are Outstanding And Unvested At Yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	868,100	1,559,732	1,867,954	1,727,753
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested At Yearend [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(744,500)	(302,803)	22,280	148,100
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(751,182)	(208,462)	638	149,668
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(426,831)	0	0	0
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 84,436	$ 81,685	$ 57,770	$ 30,028